Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
12. Share-Based Compensation
The Company’s share-based compensation plans are described below:
2024 Equity Incentive Plan
In October 2024, the Company established an equity incentive plan (the “2024 Plan”). The 2024 Equity Incentive Plan became effective upon the closing of the Merger, and will continue in effect for a period of ten years from its effectiveness, unless terminated earlier by the administrator. The 2024 Plan provides for the grant of stock options, RSUs and RSAs to employees, non-employee directors,
advisors, and consultants. Under the 2024 Plan a total of 2,480,000 shares of Class A Common Stock were initially reserved for issuance. In addition, shares reserved for issuance under the 2024 Plan will include shares of Class A Common Stock equity awards granted under the Reneo 2021 Plan and any shares of Class A Common Stock equity awards that were assumed in the Merger. As of the effective date of the 2024 Plan, awards granted under the 2011, 2021 and 2023 Plans that are forfeited or otherwise become available will be included and available for issuance under the 2024 Plan. Under the 2024 Plan, the Company may grant stock options, stock appreciation rights, restricted stock awards, restricted stock units, and other awards to individuals who are employees, officers, directors or consultants of the Company and its affiliates. The Company issues new shares in settlement of equity awards under the 2024 Plan. See Note 16 for discussion of the increase to the available for issuance as of January 1, 2025.
2023 RSU Equity Incentive Plan
In September 2023, the Company established an equity incentive plan (the “2023 Plan”). The 2023 Plan provided for the grant of restricted stock units (“RSU”) to employees, directors, and consultants. Upon the close of the Merger, all shares available for issuance under the 2023 Plan were cancelled.
2021 Equity Incentive Plan
In February 2021, the Company established an equity incentive plan (the “2021 Plan”). The 2021 Plan provided for the grant of stock options and RSA to employees, non-employee directors,
advisors, and consultants. Upon the close of the Merger, all shares available for issuance under the 2021 Plan were cancelled.

2011 Equity Incentive Plan
In October 2011, the Company established an equity incentive plan (the “2011 Plan”). The 2011 Plan provided for the grant of stock options and restricted stock awards (“RSA”) to employees, non-employee
directors, advisors, and consultants. Shares are no longer available for issuance under the 2011 Plan, which was subsequently terminated in March 2023. Upon the close of the Merger, all shares available for issuance under the 2011 Plan were cancelled.
In addition, as part of the Merger with Reneo discussed in Note 1, the Company assumed outstanding awards under the following Reneo Equity Incentive Plans and certain awards not issued pursuant to a Reneo Equity Plan:
Reneo 2021 and 2014 Equity Incentive Plans
In March 2021, the Reneo Board of Directors adopted the Reneo 2021 Equity Incentive Plan (“Reneo 2021 Plan”), which is the successor to Reneo’s 2014 Equity Incentive Plan and
UK Sub-Plan
(“2014 Plan”).
2024 ESPP
In October 2024, the Company established the 2024 ESPP. Under the 2024 ESPP, an aggregate of 137,500 shares of Class A Common Stock are currently reserved and available for issuance. As of December 31, 2024, no offering
periods have been established under the 2024 ESPP. See Note 16 for discussion of the increase to the available for issuance as of January 1, 2025.
Shares Reserved for Future Issuance
As of December 31, 2024, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Common stock options outstanding	2,393,824
Unvested restricted stock units under the 2023 Plan	213,254
Unreleased restricted stock units assumed in the Merger	17,000
Available for future grants under the 2024 Equity Incentive Plan	747,867
Available for future grants under the 2024 Employee Stock Purchase Plan	137,500

Total shares of common stock reserved for future issuance	3,509,445

Stock Options
Options granted under the Company’s equity incentive plans have an exercise price equal to or in excess of the market value of the Class A Common Stock at the date of grant and expire no more than 10 years from the date of grant. Generally, options become exercisable ratably over a period of three
to four years from the date of grant. Stock options granted
to non-employees generally
vest quarterly over
two
to three years.

A summary of the Company’s stock option activity and related information for the year ended December 31, 2024 is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – December 31, 2023	178,232	$16.74	8.88	$16
Assumed in reverse recapitalization	467,100	47.39
Granted	1,775,318	18.13
Exercised	(2,476)	10.19
Expired	(740)	21.62
Forfeited	(23,610)	38.34

Options outstanding – December 31, 2024	2,393,824	$23.54	7.90	$1

Options exercisable – December 31, 2024	654,636	$38.08	3.07	$1

All outstanding options as of December 31, 2024 are expected to vest.
As of December 31, 2024, the Company had unrecognized compensation cost for unvested stock options of $26.5 million, expected to be recognized over a weighted-average period of approximately 2.8 years.
The aggregate intrinsic value is calculated as the difference between the exercise price and the estimated fair value of the Company’s common stock as of December 31, 2024.
The weighted-average grant-date fair value of options granted for the years ended December 31, 2024, and 2023 was $16.05 and $5.51, respectively.
The Company has granted performance-based stock options. During the year ended December 31, 2023, the Company granted 8,449 performance-based shares, which are included in the table above. The company recognized $30,000 and $13,000 in performance-based compensation expense for the years ended December 31, 2024 and 2023, respectively.
The Company estimates stock awards fair value on the date of grant using the Black-Scholes valuation, with the vesting being subject to service requirements. The Company accounts for forfeitures when they occur. The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Year Ended December 31,
	2024	2023
Expected term (years)	5.77	5.73
Expected volatility	126.2%	32.0%
Risk-free interest rate	3.80%	4.31%
Expected dividend yield	0%	0%
Risk-free interest rate.
The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.

Expected volatility.
The expected volatility assumption was based on the volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.
Expected term.
The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.
Expected dividend yield.
The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.
Restricted Stock Awards (RSAs) and Restricted Stock Units (RSUs)
RSA typically vests 25% on the first anniversary of the issuance date and incrementally vest monthly for the three-year period thereafter. In the event of a termination of services, all unvested shares are forfeited, and the Company has the option to purchase all outstanding vested shares at their fair market value.
RSU vests based on a service-based requirement and a liquidity event plus service requirement. No RSU had vested as of December 31, 2023. The following table summarizes RSU and RSA activities during the year ended December 31, 2024:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2023	214,436	$22.88
Granted	—	—
Vested (RSA)	(638)	0.83
Forfeited	(544)	22.88

RSUs outstanding – December 31, 2024	213,254	$22.88

Unvested balance as of December 31, 2024	213,254	$22.88

As of December 31, 2024, the Company had unrecognized compensation cost for unvested RSU awards of $2.8 million, expected to be recognized over a weighted-average period of approximately 2.0 years.
In addition to the RSUs in the table above, in connection with the Merger, the Company assumed 24,700 RSUs which were fully vested at the time of the Merger. The RSUs were releasable upon set time frames after completion of the Merger. From the Merger through December 31, 2024, 7,700 RSUs were released. The remaining 17,000 RSUs were released in January 2025. There was no unamortized compensation cost related to these RSUs as of the Merger or December 31, 2024.
2024 Employee Stock Purchase Plan
In October 2024, the Company’s Board of Directors adopted the ESPP, which became effective immediately upon completion of the Merger with Reneo. As of December 31, 2024, no shares have been issued under the ESPP.

Share-Based Compensation Expense
The following table shows the allocation of share-based compensation expense related to the company’s share-based awards (in thousands):

	December 31,
	2024	2023
Research and development	$2,896	$98
General and administrative	1,634	101

Total	$4,530	$199

The Company recorded accelerated share-based compensation expenses related to modifications of RSUs under certain separation agreements of $1.7 million during the year ended December 31, 2024, which is reflected in the above table. See Note 14 for further discussion on severance. There were no such modifications during the year ended December 31, 2023.